Real Estate and Other Assets Owned (Tables)	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Company's Balance in Both Real Estate and Other Assets Owned

For the years ended December 31, 2013, and December 31, 2012, the composition of the Company’s balance in both real estate and other assets owned are as follows:

	December 31,
	2013	2012
One-to-four family mortgages	$350	258
Construction	—	130
Land	1,124	1,112
Non-residential real estate	200	44
Consumer assets	—	4

Total other assets owned	$1,674	1,548